Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of significant subsidiaries [line items]
Current assets	$ 28,664	$ 26,693
Non-current assets	66,502	82,234	$ 84,262
Current liabilities	(16,919)	(16,403)
Non-current liabilities	(29,481)	(36,919)
Net assets	48,766	55,605
Net assets attributable to NCI	3,809	4,341
Revenue	65,098	56,921	38,924
Profit after taxation	33,055	13,451	8,736
Other comprehensive income	(75)	59	(69)
Total comprehensive income	32,980	13,510	8,667
Profit after taxation attributable to NCI	2,155	2,147	780
Net operating cash flow	32,174	27,234	15,706
Net investing cash flow	(6,959)	(7,845)	(7,616)
Net financing cash flow	$ (22,767)	$ (17,922)	$ (9,752)
Minera Escondida Limitada [member]
Disclosure of significant subsidiaries [line items]
Group share (per cent)	57.50%	57.50%
Current assets	$ 2,929	$ 2,996
Non-current assets	11,636	11,867
Current liabilities	(2,192)	(1,912)
Non-current liabilities	(4,762)	(4,733)
Net assets	7,611	8,218
Net assets attributable to NCI	3,235	3,493
Revenue	9,500	9,470
Profit after taxation	3,522	3,605
Other comprehensive income	11	27
Total comprehensive income	3,533	3,632
Profit after taxation attributable to NCI	1,497	1,532
Other comprehensive income attributable to NCI	5	11
Net operating cash flow	4,519	5,007
Net investing cash flow	(860)	(655)
Net financing cash flow	(4,029)	(4,001)
Dividends paid to NCI	1,760	1,590
Other individually immaterial subsidiaries [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	574	848
Profit after taxation attributable to NCI	658	615
Dividends paid to NCI	780	537
Subsidiaries with material non-controlling interests [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	3,809	4,341
Profit after taxation attributable to NCI	2,155	2,147
Other comprehensive income attributable to NCI	5	11
Dividends paid to NCI	$ 2,540	$ 2,127